Subsidy Income(Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Subsidy Income (Textual)
Subsidy Income	$ (498)		$ (118,007)	$ (914,385)	$ (942,095)	$ (595,416)